Investment in Unconsolidated Joint Venture - Financial information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet:
Other assets	$ 130,056		$ 134,557	$ 122,529
Total assets	4,023,745		2,342,215	2,343,302
Accounts payable, accrued liabilities, and other liabilities	297,802		284,210	311,448
Deferred revenue	680,055		673,007	616,754
Total liabilities	977,857		1,059,905	1,034,449
Total liabilities and equity	4,023,745		2,342,215	2,343,302
Income Statement:
Total revenues	200,345	$ 148,927	603,989	568,475
Total costs and expenses			(591,232)	(583,492)
Other income (expense), net	816	(2,380)	863	(32,417)
Income tax benefit (expense)	(1,122)	(2,591)	(11,339)	11,490
Net income (loss)	27,874	(2,110)	6,349	(50,463)
Net income (loss)			6,349	(50,463)
Direct share of equity income (loss)	119		4,649
Equity income (loss) from unconsolidated joint venture	$ 111	$ 1,451	4,068	1,894
SH 2019 Ventures, LLV (JV)
Balance Sheet:
Net real estate			563,021	580,396
Other assets			40,539	38,631
Total assets			603,560	619,027
Accounts payable, accrued liabilities, and other liabilities			22,607	20,676
Deferred revenue			2,370	2,457
Total liabilities			24,977	23,133
Members' capital			578,238	595,549
Noncontrolling interests			345	345
Total equity			578,583	595,894
Total liabilities and equity			603,560	619,027
Income Statement:
Total revenues			167,176	161,946
Total costs and expenses			(158,958)	(154,352)
Other income (expense), net			1,505	(2,066)
Income tax benefit (expense)			(993)	(1,011)
Net income (loss)			8,730	4,517
Noncontrolling interests' share in earnings			(41)	(41)
Net income (loss)			8,689	4,476
Direct share of equity income (loss)			4,649	2,394
Basis difference amortization			(581)	(500)
Equity income (loss) from unconsolidated joint venture			$ 4,068	$ 1,894